Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Fusion Fuel Green PLC
Entity Central Index Key	0001819794
Entity File Number	001-39789
Entity Incorporation, State or Country Code	L2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Apr. 03, 2020
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 YX28
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	22,923,367
Class A Ordinary Shares, $0.0001 nominal value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 nominal value per share
Trading Symbol	HTOO
Security Exchange Name	NASDAQ
Warrants to Purchase Class A Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Class A Ordinary Shares
Trading Symbol	HTOOW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Frederico Figueira de Chaves
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 KR83
Entity Phone Fax Numbers [Line Items]
City Area Code	+353
Local Phone Number	1 961 9350